Note 19 - Trade Receivables - Aging of Our Current Trade Receivables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Trade receivables	R$ 5,140.1	R$ 5,335.7
Bad debt provision	(555.3)	(521.5)
Net, trade receivables	4,584.8	4,814.2
Current [member]
Statement Line Items [Line Items]
Trade receivables	4,170.7	4,059.7
Bad debt provision	(4.3)	(5.9)
Net, trade receivables	4,166.4	4,053.8
Less than one month [member]
Statement Line Items [Line Items]
Trade receivables	277.8	472.5
Bad debt provision		(0.1)
Net, trade receivables	277.8	472.4
Later than one month and not later than two months [member]
Statement Line Items [Line Items]
Trade receivables	71.1	71.4
Bad debt provision	(0.3)	(0.4)
Net, trade receivables	70.8	71.0
Later than two months and not later than three months [member]
Statement Line Items [Line Items]
Trade receivables	30.3	91.6
Bad debt provision	(0.4)	(0.8)
Net, trade receivables	29.9	90.8
Later than three months and less than six months [member]
Statement Line Items [Line Items]
Trade receivables	58.8	172.1
Bad debt provision	(18.9)	(45.9)
Net, trade receivables	39.9	126.2
Later than six months and less than 12 months [member]
Statement Line Items [Line Items]
Trade receivables	32.8	42.2
Bad debt provision	(32.8)	(42.2)
Net, trade receivables
Later than a year [member]
Statement Line Items [Line Items]
Trade receivables	498.6	426.2
Bad debt provision	(498.6)	(426.2)
Net, trade receivables